Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating expenses:
Research and development	$ 1,769			$ 1,125			$ 5,188	$ 2,861	$ 3,768	$ 3,232
General and administrative	1,596			1,005			4,125	3,420	4,467	8,155
Total operating expenses	3,365			2,130			9,313	6,281	8,235	11,387
Loss from operations	(3,365)			(2,130)			(9,313)	(6,281)	(8,235)	(11,387)
Change in fair value of warrant liability	0			0			0	3	3	182
Interest income	6			7			16	19	25	(2,082)
Net loss	$ (3,359)	$ (2,892)	$ (3,046)	$ (2,123)	$ (2,250)	$ (1,887)	$ (9,297)	$ (6,259)	$ (8,207)	$ (13,037)
Net loss per share of common stock, basic (in usd per share)	$ (1.28)			$ (11.42)			$ (5.19)	$ (77.55)	$ (55.21)	$ (5,018.09)
Net loss per share of common stock, diluted (in usd per share)	$ (1.28)			$ (11.42)			$ (5.19)	$ (77.55)	$ (55.21)	$ (5,018.09)
Weighted-average common shares outstanding, basic (in shares)	2,621,498			185,924			1,791,706	80,714	183,278	2,598
Weighted-average common shares outstanding, diluted (in shares)	2,621,498			185,924			1,791,706	80,714	183,278	2,598